Distribution Date:	05/16/25	Wells Fargo Commercial Mortgage Trust 2016-C33
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27-28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000LAW3	1.775000%	30,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000LAX1	2.785000%	84,502,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000LAY9	3.162000%	150,000,000.00	98,202,601.80	0.00	258,763.86	0.00	0.00	258,763.86	98,202,601.80	42.18%	30.00%
A-4	95000LAZ6	3.426000%	191,116,000.00	191,116,000.00	0.00	545,636.18	0.00	0.00	545,636.18	191,116,000.00	42.18%	30.00%
A-SB	95000LBA0	3.185000%	42,486,000.00	3,294,025.76	884,481.75	8,742.89	0.00	0.00	893,224.64	2,409,544.01	42.18%	30.00%
A-S	95000LBB8	3.749000%	53,416,000.00	53,416,000.00	0.00	166,880.49	0.00	0.00	166,880.49	53,416,000.00	31.60%	22.50%
B	95000LBE2	4.506000%	38,282,000.00	38,282,000.00	0.00	143,748.91	0.00	0.00	143,748.91	38,282,000.00	24.01%	17.13%
C	95000LBF9	3.896000%	32,050,000.00	32,050,000.00	0.00	104,055.67	0.00	0.00	104,055.67	32,050,000.00	17.66%	12.63%
D	95000LAJ2	3.123000%	35,611,000.00	35,611,000.00	0.00	92,677.63	0.00	0.00	92,677.63	35,611,000.00	10.60%	7.63%
E	95000LAL7	2.973000%	16,915,000.00	16,915,000.00	0.00	41,906.91	0.00	0.00	41,906.91	16,915,000.00	7.25%	5.25%
F	95000LAN3	2.973000%	7,122,000.00	7,122,000.00	0.00	17,644.76	0.00	0.00	17,644.76	7,122,000.00	5.84%	4.25%
G*	95000LAQ6	2.973000%	30,270,087.00	29,342,579.25	0.00	11,816.07	0.00	(100,000.00)	11,816.07	29,442,579.25	0.00%	0.00%
V	95000LAS2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000LAU7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			712,219,087.02	505,351,206.81	884,481.75	1,391,873.37	0.00	(100,000.00)	2,276,355.12	504,566,725.06

X-A	95000LBC6	1.535345%	551,969,000.00	346,028,627.56	0.00	442,727.72	0.00	0.00	442,727.72	345,144,145.81
X-B	95000LBD4	0.705963%	70,332,000.00	70,332,000.00	0.00	41,376.50	0.00	0.00	41,376.50	70,332,000.00
X-D	95000LAA1	1.810989%	35,611,000.00	35,611,000.00	0.00	53,742.60	0.00	0.00	53,742.60	35,611,000.00
X-E	95000LAC7	1.960989%	16,915,000.00	16,915,000.00	0.00	27,641.77	0.00	0.00	27,641.77	16,915,000.00
X-F	95000LAE3	1.960989%	7,122,000.00	7,122,000.00	0.00	11,638.47	0.00	0.00	11,638.47	7,122,000.00
X-G	95000LAG8	1.960989%	30,270,087.00	29,342,579.25	0.00	47,950.39	0.00	0.00	47,950.39	29,442,579.25
Notional SubTotal			712,219,087.00	505,351,206.81	0.00	625,077.45	0.00	0.00	625,077.45	504,566,725.06

Deal Distribution Total					884,481.75	2,016,950.82	0.00	(100,000.00)	2,901,432.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000LAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000LAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000LAY9	654.68401200	0.00000000	1.72509240	0.00000000	0.00000000	0.00000000	0.00000000	1.72509240	654.68401200
A-4	95000LAZ6	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-SB	95000LBA0	77.53202843	20.81819305	0.20578285	0.00000000	0.00000000	0.00000000	0.00000000	21.02397590	56.71383538
A-S	95000LBB8	1,000.00000000	0.00000000	3.12416673	0.00000000	0.00000000	0.00000000	0.00000000	3.12416673	1,000.00000000
B	95000LBE2	1,000.00000000	0.00000000	3.75500000	0.00000000	0.00000000	0.00000000	0.00000000	3.75500000	1,000.00000000
C	95000LBF9	1,000.00000000	0.00000000	3.24666677	0.00000000	0.00000000	0.00000000	0.00000000	3.24666677	1,000.00000000
D	95000LAJ2	1,000.00000000	0.00000000	2.60250007	0.00000000	0.00000000	0.00000000	0.00000000	2.60250007	1,000.00000000
E	95000LAL7	1,000.00000000	0.00000000	2.47749985	0.00000000	0.00000000	0.00000000	0.00000000	2.47749985	1,000.00000000
F	95000LAN3	1,000.00000000	0.00000000	2.47750070	0.00000000	0.00000000	0.00000000	0.00000000	2.47750070	1,000.00000000
G	95000LAQ6	969.35893346	0.00000000	0.39035468	2.01123208	62.06567857	0.00000000	(3.30359143)	0.39035468	972.66252489
V	95000LAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000LAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000LBC6	626.89866199	0.00000000	0.80208802	0.00000000	0.00000000	0.00000000	0.00000000	0.80208802	625.29624999
X-B	95000LBD4	1,000.00000000	0.00000000	0.58830262	0.00000000	0.00000000	0.00000000	0.00000000	0.58830262	1,000.00000000
X-D	95000LAA1	1,000.00000000	0.00000000	1.50915728	0.00000000	0.00000000	0.00000000	0.00000000	1.50915728	1,000.00000000
X-E	95000LAC7	1,000.00000000	0.00000000	1.63415726	0.00000000	0.00000000	0.00000000	0.00000000	1.63415726	1,000.00000000
X-F	95000LAE3	1,000.00000000	0.00000000	1.63415754	0.00000000	0.00000000	0.00000000	0.00000000	1.63415754	1,000.00000000
X-G	95000LAG8	969.35893346	0.00000000	1.58408497	0.00000000	0.00000000	0.00000000	0.00000000	1.58408497	972.66252489

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	258,763.86	0.00	258,763.86	0.00	0.00	0.00	258,763.86	0.00
A-4	04/01/25 - 04/30/25	30	0.00	545,636.18	0.00	545,636.18	0.00	0.00	0.00	545,636.18	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	8,742.89	0.00	8,742.89	0.00	0.00	0.00	8,742.89	0.00
X-A	04/01/25 - 04/30/25	30	0.00	442,727.72	0.00	442,727.72	0.00	0.00	0.00	442,727.72	0.00
X-B	04/01/25 - 04/30/25	30	0.00	41,376.50	0.00	41,376.50	0.00	0.00	0.00	41,376.50	0.00
X-D	04/01/25 - 04/30/25	30	0.00	53,742.60	0.00	53,742.60	0.00	0.00	0.00	53,742.60	0.00
X-E	04/01/25 - 04/30/25	30	0.00	27,641.77	0.00	27,641.77	0.00	0.00	0.00	27,641.77	0.00
X-F	04/01/25 - 04/30/25	30	0.00	11,638.47	0.00	11,638.47	0.00	0.00	0.00	11,638.47	0.00
X-G	04/01/25 - 04/30/25	30	0.00	47,950.39	0.00	47,950.39	0.00	0.00	0.00	47,950.39	0.00
A-S	04/01/25 - 04/30/25	30	0.00	166,880.49	0.00	166,880.49	0.00	0.00	0.00	166,880.49	0.00
B	04/01/25 - 04/30/25	30	0.00	143,748.91	0.00	143,748.91	0.00	0.00	0.00	143,748.91	0.00
C	04/01/25 - 04/30/25	30	0.00	104,055.67	0.00	104,055.67	0.00	0.00	0.00	104,055.67	0.00
D	04/01/25 - 04/30/25	30	0.00	92,677.63	0.00	92,677.63	0.00	0.00	0.00	92,677.63	0.00
E	04/01/25 - 04/30/25	30	0.00	41,906.91	0.00	41,906.91	0.00	0.00	0.00	41,906.91	0.00
F	04/01/25 - 04/30/25	30	0.00	17,644.76	0.00	17,644.76	0.00	0.00	0.00	17,644.76	0.00
G	04/01/25 - 04/30/25	30	1,813,360.72	72,696.24	0.00	72,696.24	60,880.17	0.00	0.00	11,816.07	1,878,733.49
Totals			1,813,360.72	2,077,830.99	0.00	2,077,830.99	60,880.17	0.00	0.00	2,016,950.82	1,878,733.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,901,432.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,089,131.02	Master Servicing Fee	5,514.80
Interest Reductions due to Nonrecoverability Determination	(55,725.90)	Certificate Administrator Fee	3,369.57
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	210.56
ARD Interest	0.00	Operating Advisor Fee	1,084.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	294.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,033,405.12	Total Fees	10,684.38

Principal		Expenses/Reimbursements
Scheduled Principal	784,481.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	100,000.00	Special Servicing Fees (Work Out)	2,269.93
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	884,481.75	Total Expenses/Reimbursements	5,769.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,016,950.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	884,481.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,901,432.57
Total Funds Collected	2,917,886.87	Total Funds Distributed	2,917,886.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	505,351,206.81	505,351,206.81	Beginning Certificate Balance	505,351,206.81
(-) Scheduled Principal Collections	784,481.75	784,481.75	(-) Principal Distributions	884,481.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(100,000.00)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(100,000.00)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(100,000.00)	(100,000.00)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	504,566,725.06	504,566,725.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	505,952,941.33	505,952,941.33	Ending Certificate Balance	504,566,725.06
Ending Actual Collateral Balance	505,165,284.10	505,165,284.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP
1,000,000 or less	4	3,237,799.76	0.64%	9	4.5165	1.257586	1.20 or less	13	106,474,988.58	21.10%	8	4.9766	0.222303
1,000,001 to 2,000,000	9	11,942,925.47	2.37%	9	4.6536	1.552290	1.21 to 1.30	2	12,757,291.09	2.53%	10	5.6558	1.247572
2,000,001 to 3,000,000	5	12,488,230.80	2.48%	9	4.6833	1.939782	1.31 to 1.40	1	15,542,074.91	3.08%	8	4.8600	1.320000
3,000,001 to 4,000,000	5	16,415,698.28	3.25%	8	4.7098	2.306569	1.41 to 1.50	3	17,043,362.14	3.38%	9	5.0995	1.465053
4,000,001 to 5,000,000	4	18,132,591.15	3.59%	9	4.2705	3.158345	1.51 to 1.75	11	95,758,055.13	18.98%	9	4.9580	1.628216
5,000,001 to 6,000,000	3	16,028,343.80	3.18%	9	5.3948	1.499606	1.76 to 2.00	8	76,483,371.14	15.16%	9	4.8049	1.827004
6,000,001 to 7,000,000	1	6,279,888.91	1.24%	9	4.9500	1.490000	2.01 to 2.25	5	6,609,356.33	1.31%	9	5.1496	2.116585
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	16,631,558.97	3.30%	9	4.9435	2.644178	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	4	37,932,615.86	7.52%	10	5.3311	1.257033	2.76 or greater	6	70,513,750.75	13.98%	9	4.8409	4.111859
10,000,001 to 15,000,000	5	60,138,377.70	11.92%	8	5.0088	0.439126	Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
15,000,001 to 20,000,000	2	34,727,497.88	6.88%	7	4.9152	0.518938
20,000,001 to 30,000,000	2	46,410,974.76	9.20%	8	5.0262	1.361119
30,000,001 to 50,000,000	3	120,815,746.73	23.94%	9	4.8960	2.566149
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	103,384,474.99	20.49%	7	5.0385	NAP
							Defeased	21	103,384,474.99	20.49%	7	5.0385	NAP
Alabama	8	18,587,704.50	3.68%	9	5.1176	1.725156
							Industrial	1	3,663,114.38	0.73%	7	4.7700	1.930000
California	3	15,562,340.06	3.08%	8	4.8334	3.229396
							Lodging	7	61,039,458.10	12.10%	8	5.4904	1.044877
Colorado	1	2,427,957.77	0.48%	9	5.3000	3.500000
							Multi-Family	16	54,966,179.22	10.89%	9	4.4785	2.086943
Florida	6	49,087,975.61	9.73%	8	5.0475	2.093140
							Office	7	137,246,999.45	27.20%	9	4.8975	1.018847
Georgia	1	613,697.59	0.12%	10	4.3000	1.970000
							Retail	20	83,699,776.51	16.59%	9	4.9472	1.667923
Illinois	1	11,195,953.67	2.22%	10	5.1500	1.110000
							Self Storage	17	60,566,722.41	12.00%	9	4.9054	3.626649
Louisiana	1	3,431,000.00	0.68%	9	4.8800	3.880000
							Totals	89	504,566,725.06	100.00%	8	4.9608	1.706338
Maryland	1	15,542,074.91	3.08%	8	4.8600	1.320000

Michigan	5	53,101,828.46	10.52%	8	4.7222	0.417270

Nevada	1	3,153,976.15	0.63%	8	4.7300	3.180000

New Jersey	1	9,586,280.67	1.90%	10	5.7900	1.260000

New York	15	99,866,321.84	19.79%	9	4.6896	1.540930

North Carolina	2	23,232,422.97	4.60%	7	4.9461	0.568527

Oregon	1	6,365,000.00	1.26%	9	4.8800	3.880000

Pennsylvania	1	1,085,000.00	0.22%	9	5.2400	2.210000

Texas	13	47,455,621.58	9.41%	9	5.0064	2.537685

Virginia	4	9,486,916.33	1.88%	9	5.6527	1.832475

Washington	1	24,196,576.39	4.80%	8	5.4900	1.050000

Washington, DC	1	4,032,591.15	0.80%	10	4.1400	9.450000

Wyoming	1	3,171,010.42	0.63%	10	5.2500	1.210000

Totals	89	504,566,725.06	100.00%	8	4.9608	1.706338

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP
	4.000% or less	4	5,806,882.74	1.15%	10	3.9333	1.411489	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	23,897,666.16	4.74%	9	4.0941	2.521708	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	1,351,541.82	0.27%	9	4.2836	1.828059	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	69,167,600.20	13.71%	8	4.6201	1.902918	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	144,245,684.31	28.59%	8	4.8772	1.813149	49 months or greater	49	401,182,250.07	79.51%	9	4.9407	1.706587
	5.001% to 5.250%	10	104,371,497.19	20.69%	9	5.1857	1.412513	Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
	5.251% to 5.500%	6	35,774,092.98	7.09%	9	5.4493	1.369612
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	3	16,567,284.67	3.28%	10	5.8182	1.457131
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP
	60 months or less	49	401,182,250.07	79.51%	9	4.9407	1.706587	Interest Only	10	118,196,000.00	23.43%	9	4.7294	2.713680
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	4,646,288.74	0.92%	10	4.1611	8.462016
	Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338	181 months to 300 months	36	275,211,589.68	54.54%	9	5.0547	1.162026
								301 months to 420 months	1	3,128,371.65	0.62%	9	4.0500	1.530000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	103,384,474.99	20.49%	7	5.0385	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	362,976,421.96	71.94%	9	4.9969	1.821839
	13 to 24 months	12	36,903,517.54	7.31%	9	4.4173	0.561932
	25 months or greater	1	1,302,310.57	0.26%	8	4.1200	2.020000
	Totals	66	504,566,725.06	100.00%	8	4.9608	1.706338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310932164	SS	Various	Various	Actual/360	4.880%	199,266.67	0.00	0.00	N/A	02/11/26	--	49,000,000.00	49,000,000.00	05/11/25
3	310934113	OF	New York	NY	Actual/360	4.657%	157,173.75	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	05/06/25
4	305670004	OF	Garden City	NY	Actual/360	5.230%	136,776.82	67,080.45	0.00	N/A	03/09/26	--	31,382,827.18	31,315,746.73	05/09/25
5	305670005	LO	Seattle	WA	Actual/360	5.490%	110,931.33	50,709.77	0.00	N/A	01/01/26	--	24,247,286.16	24,196,576.39	05/01/25
6	28000832	RT	Allen Park	MI	Actual/360	4.521%	83,893.36	53,248.78	0.00	N/A	12/06/25	--	22,267,647.15	22,214,398.37	05/06/25
7	600931985	OF	Raleigh	NC	Actual/360	4.960%	79,479.25	43,428.07	0.00	N/A	12/11/25	--	19,228,851.04	19,185,422.97	05/11/25
8	300571484	SS	Various	Various	Actual/360	5.000%	78,752.15	33,873.03	0.00	N/A	11/06/25	--	18,900,515.29	18,866,642.26	05/06/25
9	310930530	OF	Silver Spring	MD	Actual/360	4.860%	63,069.75	30,703.17	0.00	N/A	01/11/26	--	15,572,778.08	15,542,074.91	05/11/25
10	305670010	OF	Southfield	MI	Actual/360	4.752%	0.00	0.00	0.00	N/A	01/06/26	--	14,072,195.87	14,072,195.87	06/06/22
12	410932044	OF	Englewood	CO	Actual/360	4.580%	53,433.33	0.00	0.00	N/A	11/11/25	--	14,000,000.00	14,000,000.00	05/11/25
14	300571491	MF	Jacksonville	FL	Actual/360	5.170%	54,572.22	19,307.76	0.00	N/A	02/06/26	--	12,666,666.63	12,647,358.87	05/06/25
15	28000758	LO	Panama City Beach	FL	Actual/360	5.200%	47,599.39	24,334.14	0.00	N/A	10/01/25	--	10,984,473.80	10,960,139.66	05/01/25
16	305670016	RT	McHenry	IL	Actual/360	5.150%	48,139.14	20,933.18	0.00	N/A	03/05/26	--	11,216,886.85	11,195,953.67	05/05/25
17	28000828	MF	Indianapolis	IN	Actual/360	4.935%	47,057.66	19,549.36	0.00	N/A	12/06/25	--	11,442,591.27	11,423,041.91	05/06/25
18	300571486	MF	Jacksonville	FL	Actual/360	4.822%	45,330.47	18,183.54	0.00	N/A	02/06/26	--	11,280,913.17	11,262,729.63	05/06/25
19	305670019	RT	Various	AL	Actual/360	5.084%	42,046.16	21,634.97	0.00	N/A	03/06/26	--	9,924,348.58	9,902,713.61	05/06/25
20	300571503	LO	Parsippany	NJ	Actual/360	5.790%	46,345.51	19,006.47	0.00	N/A	03/06/26	--	9,605,287.14	9,586,280.67	05/06/25
21	300571496	LO	Amarillo	TX	Actual/360	5.250%	40,842.19	19,900.22	0.00	N/A	03/06/26	--	9,335,357.60	9,315,457.38	05/06/25
22	310931239	RT	Humble	TX	Actual/360	5.200%	39,639.40	19,390.02	0.00	N/A	03/11/26	--	9,147,554.22	9,128,164.20	05/11/25
24	300571493	RT	Dahlonega	GA	Actual/360	5.120%	37,914.69	14,598.62	0.00	N/A	02/06/26	11/06/25	8,886,254.97	8,871,656.35	05/06/25
25	305670025	OF	Clinton Township	MI	Actual/360	4.990%	33,472.76	18,003.46	0.00	N/A	01/06/26	--	8,049,562.43	8,031,558.97	05/06/25
27	305670027	IN	Memphis	TN	Actual/360	5.190%	34,720.47	16,015.16	0.00	N/A	03/01/26	--	8,027,854.07	8,011,838.91	05/01/25
28	470097220	MF	Washington	DC	Actual/360	4.140%	14,085.40	50,132.80	0.00	N/A	03/01/26	--	4,082,723.95	4,032,591.15	05/01/25
29	410930504	OF	Stockton	CA	Actual/360	4.900%	35,116.67	0.00	0.00	N/A	02/11/26	--	8,600,000.00	8,600,000.00	05/11/25
31	305670031	RT	Midland	MI	Actual/360	4.850%	27,741.43	13,154.69	0.00	N/A	12/06/25	--	6,863,860.13	6,850,705.44	05/06/25
32	410933179	RT	Canton	MI	Actual/360	4.950%	25,962.58	14,070.17	0.00	N/A	02/11/26	--	6,293,959.08	6,279,888.91	05/11/25
33	305670033	MH	Heath	OH	Actual/360	5.750%	29,502.81	12,251.83	0.00	N/A	03/05/26	--	6,157,107.41	6,144,855.58	05/05/25
34	28000838	RT	Pell City	AL	Actual/360	5.021%	23,693.12	12,612.88	0.00	N/A	01/06/26	--	5,662,565.53	5,649,952.65	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	28000856	LO	Chesapeake	VA	Actual/360	5.820%	25,614.66	16,502.68	0.00	N/A	02/06/26	--	5,281,373.25	5,264,870.57	05/06/25
36	303401010	RT	Edgewood	MD	Actual/360	4.608%	21,393.62	10,933.10	0.00	N/A	08/01/25	--	5,571,256.46	5,560,323.36	05/01/25
37	300571490	MF	Dallas	TX	Actual/360	4.950%	21,462.40	11,631.34	0.00	N/A	11/06/25	--	5,203,006.20	5,191,374.86	05/06/25
38	305670038	SS	Various	Various	Actual/360	5.370%	22,924.43	9,256.00	0.00	N/A	03/01/26	--	5,122,776.58	5,113,520.58	05/01/25
39	305670039	MH	Irving	TX	Actual/360	5.750%	23,090.95	9,589.13	0.00	N/A	03/01/26	--	4,818,980.15	4,809,391.02	05/01/25
41	470098630	MF	New York	NY	Actual/360	4.060%	16,916.67	0.00	0.00	N/A	03/01/26	--	5,000,000.00	5,000,000.00	05/01/25
42	410932066	RT	San Antonio	TX	Actual/360	4.800%	18,400.00	0.00	0.00	N/A	01/11/26	--	4,600,000.00	4,600,000.00	05/11/25
43	470098160	MF	Long Beach	NY	Actual/360	4.080%	15,300.00	0.00	0.00	N/A	02/01/26	--	4,500,000.00	4,500,000.00	05/01/25
44	410932422	IN	Sacramento	CA	Actual/360	4.770%	14,590.17	7,369.68	0.00	N/A	12/11/25	--	3,670,484.06	3,663,114.38	05/11/25
46	410932572	SS	Glendora	CA	Actual/360	4.730%	13,034.61	7,652.98	0.00	N/A	01/01/26	--	3,306,878.66	3,299,225.68	05/01/25
47	410932551	SS	Sparks	NV	Actual/360	4.730%	12,460.76	7,316.06	0.00	N/A	01/01/26	--	3,161,292.21	3,153,976.15	05/01/25
48	470098080	MF	Port Chester	NY	Actual/360	4.050%	10,572.31	4,164.56	0.00	N/A	02/01/26	--	3,132,536.21	3,128,371.65	05/01/25
49	300571495	RT	Sheridan	WY	Actual/360	5.250%	13,893.92	4,742.95	0.00	N/A	03/06/26	--	3,175,753.37	3,171,010.42	05/06/25
50	305670050	MH	Summerville	SC	Actual/360	5.350%	12,806.09	6,040.37	0.00	N/A	03/05/26	--	2,872,393.65	2,866,353.28	05/05/25
52	470098140	MF	New York	NY	Actual/360	4.120%	10,300.00	0.00	0.00	N/A	02/01/26	--	3,000,000.00	3,000,000.00	05/01/25
56	470098470	MF	Brooklyn	NY	Actual/360	3.920%	7,963.05	6,221.39	0.00	N/A	02/01/26	--	2,437,669.84	2,431,448.45	05/01/25
57	410931580	RT	Shelby Township	MI	Actual/360	4.910%	10,267.87	5,672.17	0.00	N/A	01/11/26	--	2,509,458.51	2,503,786.34	05/11/25
58	28000845	RT	Aurora	CO	Actual/360	5.300%	10,746.41	5,190.83	0.00	N/A	02/06/26	--	2,433,148.60	2,427,957.77	05/06/25
59	305670059	MH	Clifton	CO	Actual/360	5.230%	9,819.28	4,505.83	0.00	N/A	02/05/26	--	2,252,990.63	2,248,484.80	05/05/25
61	300571500	RT	Jasper	AL	Actual/360	5.380%	9,547.25	4,459.82	0.00	N/A	03/06/26	--	2,129,498.06	2,125,038.24	05/06/25
62	300571492	SS	Columbia	SC	Actual/360	5.050%	8,898.79	3,761.43	0.00	N/A	11/06/25	--	2,114,563.59	2,110,802.16	05/06/25
63	305670063	MH	Nicoma Park	OK	Actual/360	5.260%	8,939.71	3,775.22	0.00	N/A	02/05/26	--	2,039,477.53	2,035,702.31	05/05/25
64	470098500	MF	New York	NY	Actual/360	4.120%	6,177.76	4,478.14	0.00	N/A	02/01/26	--	1,799,349.02	1,794,870.88	05/01/25
65	300571502	LO	Richmond	VA	Actual/360	5.970%	8,563.88	5,249.20	0.00	N/A	03/06/26	--	1,721,382.63	1,716,133.43	05/06/25
66	305670066	MH	Plattsburgh	NY	Actual/360	5.300%	7,882.60	3,778.80	0.00	N/A	03/01/26	--	1,784,740.41	1,780,961.61	05/01/25
67	600932731	RT	Virginia Beach	VA	Actual/360	4.900%	6,158.92	3,394.16	0.00	N/A	02/11/26	--	1,508,306.49	1,504,912.33	05/11/25
68	470097890	MF	New York	NY	Actual/360	4.120%	4,482.48	3,267.27	0.00	N/A	01/01/26	--	1,305,577.84	1,302,310.57	05/01/25
69	470098270	MF	Rockville Centre	NY	Actual/360	3.940%	4,149.42	3,197.00	0.00	N/A	03/01/26	--	1,263,781.44	1,260,584.44	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
70	305670070	SS	Parker	FL	Actual/360	5.760%	6,311.71	2,597.47	0.00	N/A	04/01/26	--	1,314,938.61	1,312,341.14	05/01/25
71	470098550	MF	Garden City	NY	Actual/360	3.940%	3,747.86	2,887.62	0.00	N/A	03/01/26	--	1,141,479.53	1,138,591.91	05/01/25
72	470098250	MF	New York	NY	Actual/360	4.120%	3,922.17	2,858.86	0.00	N/A	01/01/26	--	1,142,380.77	1,139,521.91	05/01/25
73	300571494	RT	Avondale	AZ	Actual/360	4.680%	5,070.00	0.00	0.00	N/A	03/06/26	12/06/25	1,300,000.00	1,300,000.00	05/06/25
74	470098110	MF	Atlanta	GA	Actual/360	4.300%	2,226.27	7,586.28	0.00	N/A	03/01/26	--	621,283.87	613,697.59	05/01/25
75	470098770	MF	Yonkers	NY	Actual/360	3.950%	3,221.66	2,472.79	0.00	N/A	03/01/26	--	978,730.73	976,257.94	05/01/25
76	28000848	RT	Albion	PA	Actual/360	5.240%	4,737.83	0.00	0.00	02/06/26	02/06/31	--	1,085,000.00	1,085,000.00	05/06/25
77	28000852	RT	Rural Retreat	VA	Actual/360	5.360%	4,471.13	0.00	0.00	02/06/26	02/06/31	--	1,001,000.00	1,001,000.00	05/06/25
78	28000850	RT	Mount Vernon	AL	Actual/360	5.470%	4,148.08	0.00	0.00	02/06/26	02/06/31	--	910,000.00	910,000.00	05/06/25
79	470098350	MF	New York	NY	Actual/360	4.270%	2,631.92	1,806.08	0.00	N/A	02/01/26	--	739,650.31	737,844.23	05/01/25
Totals							2,033,405.12	784,481.75	0.00				505,351,206.81	504,566,725.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,583,976.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	80,971,032.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,839,362.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,632,512.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,994,072.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,359.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,719,698.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	(631,487.90)	01/01/24	03/31/24	11/12/24	12,009,280.57	671,245.80	(723.55)	1,414,860.73	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,979,435.31	443,115.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,088,152.49	1,142,865.64	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,003,072.23	245,565.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,310,497.65	327,624.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,473,660.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,200,141.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	314,014.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,401,193.18	315,045.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	937,519.13	864,444.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	7,288,051.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,663,848.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	835,475.33	583,711.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	563,319.00	164,131.76	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	937,407.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	568,176.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	239,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	408,083.94	306,063.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	227,220.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	554,712.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	922,279.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	768,102.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	271,686.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	270,630.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	114,371.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	329,879.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	340,996.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	445,292.03	177,064.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	361,325.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	25,487.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	404,562.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	252,589.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	193,258.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	145,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	139,062.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	59,714.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	289,348.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	9,233.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	128,900.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	117,181.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	83,126.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	91,132.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	131,519,173.49	3,938,144.40				12,009,280.57	671,245.80	(723.55)	1,414,860.73	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	1	14,072,195.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.960754%	4.926955%	8
04/17/25	0	0.00	0	0.00	1	14,072,195.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.960822%	4.927027%	9
03/17/25	0	0.00	0	0.00	1	14,072,195.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.960876%	4.927085%	10
02/18/25	0	0.00	0	0.00	1	14,072,195.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.960968%	4.927183%	11
01/17/25	0	0.00	0	0.00	1	14,072,195.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.961021%	4.927238%	12
12/17/24	0	0.00	0	0.00	1	14,072,195.87	0	0.00	1	0.00	0	0.00	0	0.00	1	6,506,029.68	4.961073%	4.927294%	13
11/18/24	0	0.00	0	0.00	2	20,697,227.52	0	0.00	1	6,625,031.65	0	0.00	0	0.00	0	0.00	4.975893%	4.939116%	14
10/18/24	0	0.00	0	0.00	2	20,715,011.50	0	0.00	1	6,642,815.63	0	0.00	0	0.00	0	0.00	4.975962%	4.939184%	15
09/17/24	0	0.00	0	0.00	2	20,733,827.11	0	0.00	1	6,661,631.24	0	0.00	0	0.00	0	0.00	4.976043%	4.939266%	16
08/16/24	0	0.00	0	0.00	2	20,751,419.54	0	0.00	1	6,679,223.67	0	0.00	0	0.00	0	0.00	4.976110%	4.939332%	17
07/17/24	0	0.00	0	0.00	2	20,792,115.57	0	0.00	1	6,696,724.02	0	0.00	0	0.00	0	0.00	4.976167%	4.934795%	18
06/17/24	0	0.00	0	0.00	2	20,835,615.53	0	0.00	1	6,715,266.54	0	0.00	0	0.00	0	0.00	4.976235%	4.934848%	19
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	305670010	06/06/22	34	6	(723.55)	1,414,860.73	563,001.88	14,670,754.89	08/01/22	98
Totals					(723.55)	1,414,860.73	563,001.88	14,670,754.89

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		65,560,939	65,560,939	0		0
7 - 12 Months		436,009,786	421,937,591	14,072,196		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,996,000	2,996,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	504,566,725	490,494,529	0	0	14,072,196	0
Apr-25	505,351,207	491,279,011	0	0	14,072,196	0
Mar-25	506,082,240	492,010,044	0	0	14,072,196	0
Feb-25	506,961,057	492,888,861	0	0	14,072,196	0
Jan-25	507,685,179	493,612,983	0	0	14,072,196	0
Dec-24	508,406,199	494,334,003	0	0	14,072,196	0
Nov-24	515,799,772	495,102,544	0	0	14,072,196	6,625,032
Oct-24	516,532,188	495,817,177	0	0	14,072,196	6,642,816
Sep-24	517,313,391	496,579,563	0	0	14,072,196	6,661,631
Aug-24	518,039,283	497,287,864	0	0	14,072,196	6,679,224
Jul-24	518,785,245	497,993,129	0	0	14,095,392	6,696,724
Jun-24	519,582,105	498,746,489	0	0	14,120,349	6,715,267
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	305670010	14,072,195.87	14,670,754.89	4,750,000.00	09/30/24	(724,417.15)	(2.99000)	03/31/24	01/06/26	249
Totals		14,072,195.87	14,670,754.89	4,750,000.00		(724,417.15)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	305670010	OF	MI	08/01/22	98

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	305670005	0.00	5.49000%	0.00	5.49000%	10	05/09/22	05/09/22	--
20	300571503	0.00	5.79000%	0.00	5.79000%	10	04/29/22	04/29/22	--
32	410933179	6,986,841.71	4.95000%	6,986,841.71	4.95000%	10	06/19/20	06/11/20	08/11/20
32	410933179	0.00	4.95000%	0.00	4.95000%	10	08/11/20	06/11/20	06/19/20
35	28000856	6,081,185.16	5.82000%	6,069,544.69	5.82000%	10	08/06/20	08/06/20	09/11/20
35	28000856	0.00	5.82000%	0.00	5.82000%	10	09/11/20	08/06/20	08/06/20
36	303401010	0.00	4.60800%	0.00	4.60800%	10	06/19/20	06/11/20	07/13/20
36	303401010	0.00	4.60800%	0.00	4.60800%	10	07/13/20	06/11/20	06/19/20
Totals		13,068,026.87		13,056,386.40
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	300571487 08/17/21	8,829,245.02	19,050,000.00	9,515,940.59	480,289.42	9,515,940.59	9,035,651.17	0.00	0.00	0.00	0.00	0.00%
30	305670030 12/17/24	6,625,031.65	9,000,000.00	9,088,150.72	2,563,119.07	9,088,150.72	6,525,031.65	100,000.00	100,000.00	100,000.00	0.00	0.00%
51	28000830 03/17/22	2,769,202.20	1,800,000.00	2,736,647.27	1,179,201.32	2,736,647.27	1,557,445.95	1,211,756.25	0.00	384,248.46	827,507.79	25.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,223,478.87	29,850,000.00	21,340,738.58	4,222,609.81	21,340,738.58	17,118,128.77	1,311,756.25	100,000.00	484,248.46	827,507.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/16/25	0.00	(2,529.95)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(2,523.70)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(2,517.46)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(2,511.24)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(2,505.03)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(2,251.70)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(2,246.14)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(2,240.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(2,235.05)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(2,229.53)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(2,224.02)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(2,218.52)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(2,213.04)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(2,207.57)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(2,202.11)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(2,196.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(2,191.24)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(2,185.83)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(2,180.42)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(2,175.04)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(2,169.66)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(2,164.30)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(2,158.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(2,153.61)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(2,148.29)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(3,092.61)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(3,084.96)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(3,077.34)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(3,069.73)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(3,062.15)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/22	0.00	(3,054.58)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(3,047.03)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(3,039.50)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(3,031.99)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(3,024.49)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(3,017.02)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(3,009.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(3,002.13)	0.00	0.00	0.00	0.00	0.00	0.00
26	300571487	08/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	305670030	05/16/25	0.00	0.00	0.00	0.00	0.00	(100,000.00)	0.00	0.00	0.00
		12/17/24	0.00	0.00	100,000.00	0.00	0.00	100,000.00	0.00	0.00
51	28000830	04/17/23	0.00	0.00	827,507.79	0.00	0.00	(384,248.46)	0.00	0.00	827,507.79
		03/17/22	0.00	0.00	1,211,756.25	0.00	0.00	1,211,756.25	0.00	0.00
Current Period Totals			0.00	(2,529.95)	0.00	0.00	0.00	(100,000.00)	0.00	0.00	(100,000.00)
Cumulative Totals			0.00	(96,192.75)	827,507.79	0.00	0.00	827,507.79	0.00	0.00	827,507.79

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	1,616.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	55,725.90	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	653.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	2,269.93	0.00	0.00	55,725.90	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,495.83

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30